Net Investment in Finance and Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2014
Net Investment in Finance and Sales-type Leases
Schedule of components of Net investment in finance and sales-type leases

	Successor	Predecessor

	December 31, 2014	December 31, 2013

(Dollars in thousands)
Total lease payments to be received	$380,722	$258,887
Estimated residual values of leased flight equipment (unguaranteed)	93,754	56,003
Less: Unearned income	(157,414)	(103,774)

	317,062	211,116
Less: Allowance for credit losses	—	—

Net investment in finance and sales-type leases	$317,062	$211,116

Schedule of minimum future lease payments to be received on finance and sales-type leases
(Dollars in thousands)
2015	$71,359
2016	68,415
2017	57,039
2018	55,521
2019	47,135
Thereafter	81,253

Total minimum lease payments to be received	$380,722